Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our organization integrates cybersecurity risk management into our overall risk management strategy. This includes regular risk assessments to identify potential cybersecurity threats and working with external cybersecurity experts. We also oversee cybersecurity risks with third-party service providers. We assess the impact of cybersecurity threats on our business, including our strategic direction, operational performance, and financial stability, using insights from any past cybersecurity incidents. Additionally, we have established cybersecurity processes, which we regularly update to address material cybersecurity risks, trends and threats, including in connection with network and systems security and standards, cryptography, third-party management, access and remote access control, log and patch management, mobile devices, security on specific environments and incidents management.

We deploy methods of defense to provide levels of protection against cybersecurity threats including monitoring of cybersecurity threats or incidents committed against other companies with the purpose to remain current with the latest trends, making improvements to our defense. We perform penetration tests and attack simulations to assess our protections and our detections capabilities. We utilize third party partner services of a cybersecurity center in charge of prevention, detection, mitigation, reporting and remediation of cybersecurity incidents including cybersecurity threats, attacks and security breaches. We train our employees through third party held cyber awareness training including phishing campaigns, for areas including phishing techniques, information security, ransomware, passwords policies with the purpose to better identify, avoid and face cybersecurity threats and attacks. Our enterprise risk management includes an integrated quarterly risk assessment procedure to identify and address material risks to the Company's information technology infrastructure.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our organization integrates cybersecurity risk management into our overall risk management strategy. This includes regular risk assessments to identify potential cybersecurity threats and working with external cybersecurity experts. We also oversee cybersecurity risks with third-party service providers.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	In terms of governance of cybersecurity risks, during 2024, we have appointed a certified information security manager who oversees our information, cybersecurity, and technology security. The information security manager reports quarterly to the Audit Committee which is dedicated to this area and is overseen by our board of directors, with the audit committee dedicated to this area.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	In terms of governance of cybersecurity risks, during 2024, we have appointed a certified information security manager who oversees our information, cybersecurity, and technology security. The information security manager reports quarterly to the Audit Committee which is dedicated to this area and is overseen by our board of directors, with the audit committee dedicated to this area. This group receives regular updates on cybersecurity matters.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including specific roles and the audit committee with cybersecurity expertise, handles the ongoing assessment and management of these risks. Their responsibilities include monitoring cybersecurity threats, managing incidents, and communicating with the board of directors.
Cybersecurity Risk Role of Management [Text Block]	Management, including specific roles and the audit committee with cybersecurity expertise, handles the ongoing assessment and management of these risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	certified information security manager
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Management, including specific roles and the audit committee with cybersecurity expertise
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	This group receives regular updates on cybersecurity matters. Management, including specific roles and the audit committee with cybersecurity expertise, handles the ongoing assessment and management of these risks. Their responsibilities include monitoring cybersecurity threats, managing incidents, and communicating with the board of directors
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true